REVENUES	12 Months Ended
Dec. 31, 2023
Revenue [abstract]
REVENUES	REVENUES
(a)Revenues by type
The following tables summarize the partnership’s segment revenues by type of revenue for the years ended December 31, 2023, 2022 and 2021:

	Year ended December 31, 2023
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Revenues by type
Revenues from contracts with customers	$30,873	$6,046	$15,180	$—	$52,099
Other revenues	1,537	1,411	21	—	2,969
Total revenues	$32,410	$7,457	$15,201	$—	$55,068

	Year ended December 31, 2022
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Revenues by type
Revenues from contracts with customers	$33,631	$6,118	$15,059	$—	$54,808
Other revenues	1,155	1,406	16	—	2,577
Total revenues	$34,786	$7,524	$15,075	$—	$57,385

	Year ended December 31, 2021
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Revenues by type
Revenues from contracts with customers	$28,947	$3,878	$12,121	$—	$44,946
Other revenues	1,041	579	21	—	1,641
Total revenues	$29,988	$4,457	$12,142	$—	$46,587
(b)Timing of recognition of revenues from contracts with customers
The following tables summarize the partnership’s segment revenues by timing of revenue recognition for total revenues from contracts with customers for the years ended December 31, 2023, 2022 and 2021:

	Year ended December 31, 2023
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Timing of revenue recognition
Goods and services provided at a point in time	$25,075	$2,070	$14,874	$—	$42,019
Services transferred over a period of time	5,798	3,976	306	—	10,080
Total revenues from contracts with customers	$30,873	$6,046	$15,180	$—	$52,099

	Year ended December 31, 2022
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Timing of revenue recognition
Goods and services provided at a point in time	$29,092	$2,391	$14,661	$—	$46,144
Services transferred over a period of time	4,539	3,727	398	—	8,664
Total revenues from contracts with customers	$33,631	$6,118	$15,059	$—	$54,808

	Year ended December 31, 2021
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Timing of revenue recognition
Goods and services provided at a point in time	$24,810	$1,403	$11,864	$—	$38,077
Services transferred over a period of time	4,137	2,475	257	—	6,869
Total revenues from contracts with customers	$28,947	$3,878	$12,121	$—	$44,946
(c)Revenues by geography
The following table summarizes the partnership’s total revenues by geography for the years ended December 31, 2023, 2022 and 2021:

(US$ MILLIONS)	2023	2022	2021
United Kingdom	$19,524	$21,921	$18,827
United States	11,676	10,297	6,715
Europe	8,017	8,742	7,107
Australia	4,962	4,950	4,529
Canada	3,954	4,805	3,916
Brazil	2,838	2,558	1,711
Mexico	1,202	941	813
Other	2,895	3,171	2,969
Total revenues	$55,068	$57,385	$46,587
The following tables summarize the partnership’s segment revenues by geography for the years ended December 31, 2023, 2022 and 2021:

	Year ended December 31, 2023
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
United Kingdom	$18,391	$577	$342	$—	$19,310
United States	2,148	3,180	6,334	—	11,662
Europe	2,073	1,558	3,482	—	7,113
Australia	4,100	224	134	—	4,458
Canada	2,347	166	606	—	3,119
Brazil	863	96	1,555	—	2,514
Mexico	—	—	1,202	—	1,202
Other	951	245	1,525	—	2,721
Total revenues from contracts with customers	$30,873	$6,046	$15,180	$—	$52,099
Other revenues	$1,537	$1,411	$21	$—	$2,969
Total revenues	$32,410	$7,457	$15,201	$—	$55,068

	Year ended December 31, 2022
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
United Kingdom	$20,939	$492	$329	$—	$21,760
United States	1,233	2,754	6,300	—	10,287
Europe	2,867	1,770	3,190	—	7,827
Australia	4,323	226	137	—	4,686
Canada	3,185	165	730	—	4,080
Brazil	228	112	1,955	—	2,295
Mexico	—	—	941	—	941
Other	856	599	1,477	—	2,932
Total revenues from contracts with customers	$33,631	$6,118	$15,059	$—	$54,808
Other revenues	$1,155	$1,406	$16	$—	$2,577
Total revenues	$34,786	$7,524	$15,075	$—	$57,385

	Year ended December 31, 2021
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
United Kingdom	$18,257	$344	$206	$—	$18,807
United States	344	1,591	4,775	—	6,710
Europe	2,495	1,257	3,007	—	6,759
Australia	4,404	11	84	—	4,499
Canada	2,436	85	554	—	3,075
Brazil	259	82	1,155	—	1,496
Mexico	—	—	813	—	813
Other	752	508	1,527	—	2,787
Total revenues from contracts with customers	$28,947	$3,878	$12,121	$—	$44,946
Other revenues	$1,041	$579	$21	$—	$1,641
Total revenues	$29,988	$4,457	$12,142	$—	$46,587
(d)Lease income
Total lease income from operating leases totaled $1,526 million for the year ended December 31, 2023 (2022: $1,558 million). The following table presents the undiscounted contractual earnings receivable of the partnership’s leases by expected period of receipt as at December 31, 2023 and 2022:

(US$ MILLIONS)	2023	2022
Lease earnings receivable
Less than 1 year	$683	$877
2 to 5 years	1,344	1,110
5+ years	217	332
Total	$2,244	$2,319
(e)Remaining performance obligations
Business services
In the partnership’s construction operation business, backlog is defined as revenue yet to be delivered (i.e. remaining performance obligations) on construction projects that have been secured via an executed contract or work order. As at December 31, 2023, the partnership’s backlog of construction projects was approximately $6.2 billion (2022: $5.7 billion). The partnership expects to recognize most of this amount within the next 12 months and the remainder in the next 5 years.
The partnership’s dealer software and technology services operation had remaining performance obligations related to its long-term software and maintenance and support contracts of approximately $2.3 billion (2022: $2.5 billion). The partnership expects to recognize most of this amount within the next 2 years and the remainder in the next 5 years. The remaining performance obligations exclude future transaction revenue where revenue is recognized as the services are rendered and in the amount to which the partnership has the right to invoice.
Industrials
The partnership’s Brazilian water and wastewater operation business is party to certain remaining performance obligations which have a duration of more than one year. As at December 31, 2023, the remaining performance obligations were approximately $10.6 billion (2022: $10.4 billion), with the most significant relating to the service concession arrangements with various municipalities which have an average remaining term of 23 years.